Accounts receivable (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Accounts Receivable 1	$ 150
Accounts Receivable 2	6.00%
Accounts Receivable 3	$ 1